Derivative instruments - Impact of movements in market commodity prices (Details) oz in Millions, lb in Millions	Dec. 31, 2022 lb oz	Dec. 31, 2021 lb oz
Financial Instruments [Abstract]
Gold ounces | oz	0.5	0.7
Copper pounds | lb	1.4	1.0